DEBT (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2018	Feb. 01, 2018	Jan. 26, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Maximum Borrowing Capacity							$ 10,000,000
Interest expense (Note 6)	$ 2,076,725	$ 1,203,260	$ 4,237,075	$ 2,293,876	$ 5,577,828	$ 1,637,984
Interest Payable	429,256		$ 429,256		$ 445,481	186,841
Loans To Assets Ratio (as a percent)			60.00%		60.00%
Stockholders' Equity Attributable to Parent	120,812,608	93,781,564	$ 120,812,608	93,781,564	$ 103,092,769	79,249,866		$ 113,287,570	$ 85,300,468				$ 22,231,106
Chief Executive Officer
Debt Instrument [Line Items]
Guarantee Undertaken					9,000,000
Unsecured Credit Facility
Debt Instrument [Line Items]
Interest expense (Note 6)	$ 27,918	$ 83,408	$ 111,436	$ 166,397	$ 323,409	$ 248,637
Pacific Mercantile Bank
Debt Instrument [Line Items]
Maximum Borrowing Capacity												$ 12,000,000
Line of Credit Facility, Interest Rate at Period End					6.50%
New Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Maximum Borrowing Capacity										$ 9,000,000	$ 9,000,000
Line of Credit Facility, Interest Rate at Period End	6.50%		6.50%